SHARE-BASED COMPENSATION (Details 4)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Risk-free interest rate	0.90%	0.44%
Expected average years until exercised	5 years 2 months 8 days	5 years 7 months 2 days
Expected dividend yield	0.00%	0.00%
Expected volatility	28.00%	29.00%
Airspan [Member]
Entity Listings [Line Items]
Risk-free interest rate		0.55%	1.96%	2.75%
Expected average years until exercised			5 years	5 years
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility		68.00%	61.00%	61.00%